Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	₱ 30	₱ 97
Unrealized foreign exchange gains - net (except those attributable to cash and cash equivalents)	1,153	(4,685)		₱ (3,890)
Net movement of deferred tax assets - others	18,172	17,636		13,385
Add: Net Income Actually Earned/Realized During the Year [Abstract]
Parent Company’s net income for the year	26,555	10,426	[1]	26,308	[1]
Less: Cash dividends declared during the year
Preferred stock	59	59	[1]	59	[1]
Cash dividends	(23,418)	(25,396)		(17,860)
Parent Company's unappropriated retained earnings available for dividends	16,655	25,009
Retained Earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Parent Company's unappropriated retained earnings available for dividends		25,009
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	(118)	(1,267)
Unrealized foreign exchange gains - net (except those attributable to cash and cash equivalents)	(228)	(2,362)
Fair value adjustments (mark-to-market gains)	(942)	(5,684)
Net movement of deferred tax assets - others	(2,196)
Add: Net Income Actually Earned/Realized During the Year [Abstract]
Parent Company’s net income for the year	27,836
Non-Actual Unrealized Income - Net of Tax	24,352
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(23,334)
Cash dividends	(23,393)	(25,338)		₱ (17,776)
Parent Company's unappropriated retained earnings available for dividends	₱ 16,655	₱ 15,696

[1]

(1) To be comparable with 2023, certain amounts for the years ended December 31, 2022 and 2021 have been reclassified to reflect the discontinued
operations of certain ePLDT subsidiaries. See Note 2 – Summary of Material Accounting Policies – Discontinued Operations for further discussion.